Related Party Transactions - Fees Earned/Expenses Incurred and Amounts Payable to Related Parties (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Due from related parties	$ 9		$ 9		$ 297	$ 57
Due to related parties	919		919		432	584
RAI | Self Insurance Funds Held
Related Party Transaction [Line Items]
Due from related parties					33
RAI | Operating Expense Reimbursements
Related Party Transaction [Line Items]
Due from related parties					264
Property | Green Trails
Related Party Transaction [Line Items]
Due from related parties	2		2
Property | Sandy Springs
Related Party Transaction [Line Items]
Due from related parties	7		7
Property | Meridian
Related Party Transaction [Line Items]
Due to related parties					2
Advisor | Operating Expense Reimbursements
Related Party Transaction [Line Items]
Due to related parties	597		597		6	133
Fees earned / expenses incurred	994	$ 845	2,074	$ 1,848	3,462	3,708
Advisor | Asset Management Fees
Related Party Transaction [Line Items]
Fees earned / expenses incurred	2,303	2,320	4,474	4,733	9,374	9,840
Advisor | Debt Financing Fees
Related Party Transaction [Line Items]
Fees earned / expenses incurred		39		39	39	78
Advisor | Disposition Fees
Related Party Transaction [Line Items]
Fees earned / expenses incurred				274
Manager | Operating Expense Reimbursements
Related Party Transaction [Line Items]
Due to related parties	4		4		96	97
Fees earned / expenses incurred		25		70	70	201
Manager | Property Management Fees
Related Party Transaction [Line Items]
Due to related parties	318		318		328	329
Fees earned / expenses incurred	$ 939	925	1,895	1,907	3,834	3,888
Manager | Construction Management Fees
Related Party Transaction [Line Items]
Fees earned / expenses incurred		52	$ 103	113	255	859
Manager | Construction Payroll Reimbursements
Related Party Transaction [Line Items]
Fees earned / expenses incurred		$ 32		$ 53	$ 63	$ 121